Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 223	$ 252	$ 591	$ 582
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1)	(40)	18	(16)
Net change of the effective portion of designated cash flow hedges	(3)	(25)	(1)	(10)
Total comprehensive income (loss)	$ 219	$ 187	$ 608	$ 556